UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
April 30, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 137.1% (99.2% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 52.1% (37.7% of Total Investments)
	Banks - 8.6%
32,500	AgriBank FCB, (3)	6.875%		A-	$ 3,386,094
1,612	Banco Santander Finance	10.500%		BB	42,202
18,000	Bank of America Corporation	6.375%		BB+	453,780
2,100	Barclays Bank PLC	6.625%		BBB-	53,361
150,514	Citigroup Capital XIII	7.875%		BBB-	4,103,012
185,000	Citigroup Inc.	6.875%		BB+	4,963,550
350	Citigroup Inc.	5.800%		BB+	8,215
62,000	City National Corporation	5.500%		BBB-	1,390,040
26,000	Fifth Third Bancorp.	6.625%		BBB-	690,560
144,700	First Naigara Finance Group	8.625%		BB+	4,200,641
100,000	FirstMerit Corporation	5.875%		BBB-	2,405,000
35,000	General Electric Capital Corporation	4.875%		AA+	839,300
50,000	General Electric Capital Corporation	4.875%		AA+	1,206,000
9,000	General Electric Capital Corporation	4.700%		AA+	205,110
18,400	HSBC Holdings PLC	8.000%		BBB+	496,800
11,863	HSBC Holdings PLC	6.200%		BBB+	301,320
47,500	JPMorgan Chase Capital Trust XXIX	6.700%		BBB	1,238,800
81,008	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,077,045
742,900	PNC Financial Services	6.125%		BBB	19,954,294
25,950	Royal Bank of Scotland Group PLC	5.750%		BB	577,128
91,051	Wells Fargo & Company	5.850%		BBB+	2,308,143
	Total Banks				50,900,395
	Capital Markets - 4.0%
25,200	Affiliated Managers Group Inc.	5.250%		BBB	649,908
117,482	Ameriprise Financial, Inc.	7.750%		A	3,008,714
515,646	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	13,561,490
70,769	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	1,946,148
38,300	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	943,712
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A-	111,465
43,900	Morgan Stanley Capital Trust IV	6.250%		BB+	1,110,231
37,000	State Street Corporation, (4)	5.900%		BBB+	960,520
72,700	State Street Corporation	5.250%		BBB+	1,712,085
	Total Capital Markets				24,004,273
	Diversified Financial Services - 2.9%
36,800	ING Groep N.V	7.375%		BBB-	950,912
625,776	ING Groep N.V	7.200%		BBB-	16,151,279
	Total Diversified Financial Services				17,102,191
	Diversified Telecommunication Services - 2.5%
145,614	Qwest Corporation	7.500%		BBB-	3,884,982
47,803	Qwest Corporation	7.375%		BBB-	1,276,818
101,300	Qwest Corporation	7.000%		BBB-	2,647,982
67,900	Qwest Corporation	7.000%		BBB-	1,756,573
155,600	Qwest Corporation	6.125%		BBB-	3,572,576
75,400	Verizon Communications Inc.	5.900%		A-	1,890,278
	Total Diversified Telecommunication Services				15,029,209
	Electric Utilities - 4.3%
178,000	Alabama Power Company, (3)	6.450%		A3	4,694,750
91,819	Duke Energy Capital Trust II	5.125%		Baa1	2,174,274
2,400	Entergy Arkansas Inc.	5.750%		A-	61,560
22,668	Entergy Arkansas Inc.	4.750%		A-	498,923
15,000	Entergy Louisiana LLC	5.250%		A2	367,650
173,255	Entergy Texas Inc.	7.875%		A-	4,419,735
92,100	Integrys Energy Group Inc.	6.000%		BBB	2,325,525
64,800	Interstate Power and Light Company	5.100%		BBB	1,564,272
250,999	NextEra Energy Inc.	5.125%		BBB	5,594,768
185,974	NextEra Energy Inc.	5.000%		BBB	3,981,703
5,102	PPL Capital Funding, Inc.	5.900%		BB+	122,958
	Total Electric Utilities				25,806,118
	Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	3,037,436
	Insurance - 11.6%
795,723	Aegon N.V	6.375%		Baa1	20,585,354
248,700	Aflac Inc.	5.500%		Baa1	6,023,514
6,700	Allstate Corporation	5.625%		BBB-	163,279
147,000	Allstate Corporation	5.100%		Baa1	3,692,640
64,043	Arch Capital Group Limited	6.750%		BBB	1,645,265
11,265	Aspen Insurance Holdings Limited	7.250%		BBB-	298,748
156,900	Aspen Insurance Holdings Limited	5.950%		BBB-	3,960,156
226,594	Axis Capital Holdings Limited	6.875%		BBB	5,852,923
167,100	Axis Capital Holdings Limited	5.500%		BBB	3,614,373
231,787	Delphi Financial Group, Inc., (3)	7.376%		BBB-	5,693,268
125,430	Hartford Financial Services Group Inc.	7.875%		BB+	3,751,611
46,984	PartnerRe Limited	5.875%		BBB+	1,106,003
166,360	Prudential PLC	6.750%		A-	4,273,788
104,100	Reinsurance Group of America Inc.	6.200%		BBB	2,821,110
4,000	RenaissanceRe Holdings Limited	5.375%		BBB+	87,200
88,198	Torchmark Corporation	5.875%		BBB+	2,157,323
126,900	W.R. Berkley Corporation	5.625%		BBB-	2,861,595
	Total Insurance				68,588,150
	Machinery - 1.0%
244,403	Stanley Black and Decker Inc.	5.750%		BBB+	6,068,526
	Media - 0.7%
163,689	Comcast Corporation	5.000%		A-	4,064,398
	Multi-Utilities - 1.6%
217,497	Dominion Resources Inc.	8.375%		BBB	5,546,174
150,800	DTE Energy Company	6.500%		Baa1	3,899,688
9,083	Scana Corporation	7.700%		BBB-	237,884
	Total Multi-Utilities				9,683,746
	Municipal - 1.2%
150,000	HSBC USA Inc.	2.858%		BBB+	7,276,500
	Real Estate Investment Trust - 11.4%
150,000	DDR Corporation	6.250%		Baa3	3,535,500
1,873	Digital Realty Trust Inc.	7.375%		Baa3	47,574
2,530	Digital Realty Trust Inc.	7.000%		Baa3	63,503
33,292	Digital Realty Trust Inc.	5.875%		Baa3	733,756
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,741,959
19,843	Health Care REIT, Inc.	6.500%		Baa3	502,623
145,700	Hospitality Properties Trust	7.125%		Baa3	3,759,060
4,634	Kimco Realty Corporation	6.900%		Baa2	119,557
102,200	Kimco Realty Corporation	5.625%		Baa2	2,301,544
3,883	Kimco Realty Corporation	5.500%		Baa2	85,814
55,924	National Retail Properties Inc.	6.625%		Baa2	1,402,574
12,235	PS Business Parks, Inc.	6.875%		Baa2	313,351
112,407	PS Business Parks, Inc.	6.450%		Baa2	2,884,364
201,493	PS Business Parks, Inc.	6.000%		Baa2	4,823,742
7,720	PS Business Parks, Inc.	5.700%		Baa2	177,946
220,328	Public Storage, Inc.	5.900%		A	5,439,898
7,845	Public Storage, Inc.	6.500%		A	204,833
22,656	Public Storage, Inc.	6.350%		A	576,822
104,063	Public Storage, Inc.	5.750%		A	2,508,959
9,000	Public Storage, Inc.	5.625%		A	213,210
235,318	Public Storage, Inc.	5.200%		A	5,176,996
268,800	Realty Income Corporation	6.625%		Baa2	6,926,976
128,400	Regency Centers Corporation	6.625%		Baa3	3,243,384
132,139	Senior Housing Properties Trust	5.625%		BBB-	2,994,270
74,186	Ventas Realty LP	5.450%		BBB+	1,814,590
449,704	Vornado Realty LP	7.875%		BBB	11,624,848
109,700	Vornado Realty Trust	5.700%		BBB-	2,595,502
71,299	Weingarten Realty Trust	6.500%		Baa3	1,778,910
	Total Real Estate Investment Trust				67,592,065
	U.S. Agency - 1.6%
48,600	Cobank Agricultural Credit Bank, (3)	11.000%		A-	2,551,500
65,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	6,692,969
	Total U.S. Agency				9,244,469
	Wireless Telecommunication Services - 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa3	473,970
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	705,320
	Total Wireless Telecommunication Services				1,179,290
	Total $25 Par (or similar) Retail Preferred (cost $303,240,977)				309,576,766

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 7.8% (5.6% of Total Investments)
	Banks - 1.8%
$ 10,000	JPMorgan Chase & Company	6.750%	N/A (5)	BBB	$ 10,600,000
	Capital Markets - 2.1%
6,000	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	6,697,740
300	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	340,500
6,300	State Street Capital Trust IV, (6)	1.234%	6/01/37	A3	5,244,750
12,600	Total Capital Markets				12,282,990
	Construction & Engineering - 0.4%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (5)	BBB	2,693,750
	Insurance - 3.0%
1,900	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	2,393,639
5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	BBB	6,575,000
900	AXA, Reg S	5.500%	N/A (5)	A3	938,250
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,208,988
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,999,625
2,500	Prudential PLC, Reg S	11.750%	N/A (5)	A-	2,656,250
1,870	Prudential PLC, Reg S	5.250%	N/A (5)	A-	1,877,959
14,970	Total Insurance				17,649,711
	Multi-Utilities - 0.2%
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	A3	1,033,750
	Oil, Gas & Consumable Fuels - 0.3%
1,900	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	1,795,500
$ 42,970	Total Corporate Bonds (cost $42,812,637)				46,055,701

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 76.0% (55.0% of Total Investments)
	Banks - 29.7%
200	Bank One Capital III	8.750%	9/01/30	BBB	$ 267,302
550	Barclays Bank PLC, 144A	7.434%	N/A (5)	BBB-	614,625
2,920	Barclays Bank PLC, 144A	6.860%	N/A (5)	BBB-	3,124,400
2,800	Barclays Bank PLC	6.278%	N/A (5)	BBB-	2,835,053
7,000	Barclays PLC	8.250%	N/A (5)	BB+	7,455,000
2,600	Citigroup Capital III	7.625%	12/01/36	BBB-	3,118,320
2,750	Citigroup Inc.	5.950%	N/A (5)	BB+	2,719,063
4,000	Citigroup Inc.	8.400%	N/A (5)	BB+	4,625,000
1,500	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	1,613,850
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	407,002
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,290,000
24,400	General Electric Capital Corporation	7.125%	N/A (5)	AA-	28,060,000
1,515	Groupe BCPE	3.300%	N/A (5)	BBB-	1,363,500
2,200	HBOS Capital Funding LP, 144A	6.071%	N/A (5)	BB+	2,200,000
5,900	HBOS Capital Funding LP, Notes, Reg S	6.850%	N/A (5)	BB+	5,932,450
16,950	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	24,747,000
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	4,357,500
4,300	JPMorgan Chase Capital XXIII	1.256%	5/15/47	BBB	3,354,000
1,300	JPMorgan Chase & Company	5.150%	N/A (5)	BBB	1,230,125
3,200	JPMorgan Chase & Company	6.000%	N/A (5)	BBB	3,184,000
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,368,150
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	BB+	2,420,750
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	BB+	3,088,500
318	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	332,310
1,800	M&T Bank Corporation	6.375%	N/A (5)	BBB	1,850,625
14,000	M&T Bank Corporation	6.875%	N/A (5)	BBB	14,081,508
3,500	National Australia Bank	8.000%	N/A (5)	BBB+	3,902,500
5,000	Nordea Bank AB, Reg S	8.375%	N/A (5)	BBB+	5,252,500
7,100	PNC Financial Services Inc.	6.750%	N/A (5)	BBB	7,827,750
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	4,730,000
450	Societe Generale, 144A	0.980%	N/A (5)	BBB-	382,500
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,090,800
2,700	Societe Generale, Reg S	7.875%	N/A (5)	BB+	2,822,580
10,400	Societe Generale, Reg S	8.750%	N/A (5)	BBB-	10,940,800
5,050	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	5,504,500
3,270	Wells Fargo & Company, (7)	7.500%	N/A (5)	BBB+	3,894,635
300	Wells Fargo & Company, Reg S	7.980%	N/A (5)	BBB+	340,500
	Total Banks				176,329,098
	Capital Markets - 7.2%
5,600	Charles Schwab Corporation	7.000%	N/A (5)	BBB+	6,469,960
7,500	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	8,146,875
500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	545,625
8,000	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (5)	Ba2	7,680,000
2,500	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	2,553,125
15,500	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	16,389,235
800	Macquarie PMI LLC	8.375%	N/A (5)	BB+	848,000
150	Morgan Stanley	5.450%	N/A (5)	BB+	151,313
	Total Capital Markets				42,784,133
	Consumer Finance - 0.2%
1,100	American Express Company	6.800%	9/01/66	Baa2	1,214,180
	Diversified Financial Services - 2.0%
1,100	ING US Inc.	5.650%	5/15/53	Ba1	1,099,890
7,893	Rabobank Nederland, 144A	11.000%	N/A (5)	A-	10,517,423
	Total Diversified Financial Services				11,617,313
	Electric Utilities - 1.9%
5,900	Electricite de France, 144A	5.250%	N/A (5)	A3	6,020,950
3,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,421,250
1,500	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	1,515,000
	Total Electric Utilities				10,957,200
	Insurance - 26.4%
698	Ace Capital Trust II	9.700%	4/01/30	A-	1,025,169
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,427,367
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,815,000
4,880	AXA SA, 144A	6.380%	N/A (5)	Baa1	5,233,800
4,000	AXA SA	8.600%	12/15/30	A3	5,180,000
8,395	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	8,646,850
3,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (5)	A3	3,802,500
7,125	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	7,053,750
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,981,250
3,800	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	3,933,000
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	7,135,500
7,060	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	8,030,750
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,512,500
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	7,654,500
600	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	807,000
12,650	National Financial Services Inc.	6.750%	5/15/37	Baa2	12,903,000
2,225	Oil Insurance Limited, 144A	3.230%	N/A (5)	Baa1	2,093,215
1,125	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,184,063
16,900	Prudential Financial Inc.	5.625%	6/15/43	BBB+	17,449,250
7,100	Prudential PLC	6.500%	N/A (5)	A-	7,171,000
6,970	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	7,475,325
15,075	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	16,167,938
10,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	10,700,000
2,500	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	2,881,250
4,200	XLIT Limited	3.687%	N/A (5)	Ba1	3,610,688
	Total Insurance				156,874,665
	Machinery - 0.3%
1,500	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,621,875
	Multi-Utilities - 0.7%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,495,500
2,000	Dominion Resources Inc.	2.531%	9/30/66	BBB	1,847,442
	Total Multi-Utilities				4,342,942
	Real Estate Investment Trust - 0.2%
1,200	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	1,248,000
	Road & Rail - 2.0%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,044,500
	Specialty Retail - 1.2%
2,800	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	2,996,000
4,000	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	4,280,000
	Total Specialty Retail				7,276,000
	Thrifts & Mortgage Finance - 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	N/A (5)	BBB-	2,021,000
	U.S. Agency - 0.7%
3,400	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	4,155,438
	Wireless Telecommunication Services - 3.2%
15,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	18,952,889
	Total $1,000 Par (or similar) Institutional Preferred (cost $406,312,031)				451,439,233

Shares	Description (1), (8)				Value
	INVESTMENT COMPANIES - 1.2% (0.9% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$ 3,460,356
198,566	John Hancock Preferred Income Fund III				3,552,346
	Total Investment Companies (cost $9,446,348)				7,012,702
	Total Long-Term Investments (cost $761,811,993)				814,084,402

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.1% (0.8% of Total Investments)
$ 6,498	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $6,497,770, collateralized by $6,950,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $6,628,563	0.000%	5/01/14		$ 6,497,770
	Total Short-Term Investments (cost $6,497,770)				6,497,770
	Total Investments (cost $768,309,763) - 138.2%				820,582,172
	Borrowings - (39.4)% (9), (10)				(234,000,000)
	Other Assets Less Liabilities - 1.2% (11)				7,072,071
	Net Assets Applicable to Common Shares - 100%				$ 593,654,243

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 67,587,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 1,281,584
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	2,434,595
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(1,228,127)
	$ 173,892,750							$ 2,488,052

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$ 283,520,749	$ 26,056,017	$ —	$ 309,576,766
Corporate Bonds	—	46,055,701	—	46,055,701
$1,000 Par (or similar) Institutional Preferred	3,894,635	447,544,598	—	451,439,233
Investment Companies	7,012,702	—	—	7,012,702
Short-Term Investments:
Repurchase Agreements	—	6,497,770	—	6,497,770
Investments in Derivatives:
Interest Rate Swaps*	—	2,488,052	—	2,488,052
Total	$ 294,428,086	$ 528,642,138	$ —	$ 823,070,224
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $769,079,197.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation				$ 60,634,598
Depreciation				(9,131,623)

Net unrealized appreciation (depreciation) of investments				$ 51,502,975

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Preferred classified as Level 1.
(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 28.5%.
(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $506,331,818 have been pledged as collateral for Borrowings.

(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.
REIT	Real Estate Investment Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 27, 2014